DISCONTINUED OPERATIONS - Balances due from(to) related parties (Details)	Dec. 31, 2021 USD ($)
Discontinued Operations, Disposed of by Sale [Member] | Zhiyou Wang
Current liabilities
Amount due to related parties	$ 27,744